Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the Hong Kong income tax rates to the Group’s effective tax rate for the six months ended December 31, 2024 and 2023:

	For the Six Months ended December 31, 2024	For the Six Months ended December 31, 2023
Statutory tax rate	16.5%	16.5%
Tax exemption	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%